STOCK OPTIONS AND WARRANTS	6 Months Ended
Jun. 30, 2015
Other Liabilities Disclosure [Abstract]
STOCK OPTIONS AND WARRANTS

The following is a summary of warrant activity during the six months ended June 30, 2015.

	Number of Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2014	104,167	$0.24
Warrants granted and assumed	3,679,162	1.02
Warrants expired	—	—
Warrants cancelled	104,164	—
Warrants exercised	—	—
Balance, June 30, 2015	3,679,162	$1.02

All warrants outstanding as of June 30, 2015 are exercisable.

All warrants granted during the six months ending June 30, 2015 were granted in connection with the closing of the Exchange Agreement on June 24, 2015. See Note 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS and Note 9 – STOCKHOLDERS’ DEFICIT for additional details.